Product Warranty Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Product Warranty Liability [Abstract]
Estimated cost (in Dollars)	$ 6	$ 6
Average battery life	5 years	5 years
Inflationary increase in product price	3.90%	3.80%
Percentage of discount rate	5.40%	5.20%